UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 137.2%

New York — 136.7%
Corporate — 2.8%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$882,697
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	2,250	2,674,373
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,250	9,154,575

		12,711,645

County/City/Special District/School District — 19.5%
City of New York New York, GO Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	550,417
Fiscal 2014, Series E, 5.00%, 08/01/32	2,000	2,287,200
Series E, 5.50%, 08/01/25	2,710	3,222,976
Series E, 5.00%, 08/01/30	2,000	2,269,520
City of New York New York, GO:
Fiscal 2014, Sub-Series D-1, 5.00%, 08/01/31	945	1,082,318
Series A-1, 5.00%, 08/01/35	2,350	2,584,342
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,624,146
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B(a):
0.00%, 11/15/46	3,000	961,440
(AGM), 0.00%, 11/15/55	2,485	538,649
(AGM), 0.00%, 11/15/56	3,765	783,873
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	5,000	5,687,200
5.00%, 11/15/45	12,215	13,801,728
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,380	619,027
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	800	839,040
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,508,715
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,249,261

Security	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	$2,200	$2,227,764
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,603,170
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	275	329,632
5.00%, 09/01/36	245	292,976
5.00%, 09/01/37	275	327,811
5.00%, 09/01/38	420	499,867
5.00%, 09/01/39	335	398,385
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	1,400	1,644,972
Series B, 5.00%, 10/01/30	140	165,130
Refunding Series B, 5.00%, 04/01/32	1,980	2,324,599
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	3,200	3,694,240
Fiscal 2017, 5.00%, 02/15/42	4,145	4,806,832
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,898,254
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,361,000
4 World Trade Center Project, 5.75%, 11/15/51	1,755	1,990,714
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	885	942,251
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,430	3,745,286

		88,862,735
Education — 26.1%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	280,655
5.00%, 12/01/32	100	111,728
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	4,975	5,386,084

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	$450	$505,836
Build NYC Resource Corp., Refunding RB (continued):
Manhattan College Project, 4.00%, 08/01/42	525	547,213
Manhattan College Project, 5.00%, 08/01/47	505	578,185
New York Law School Project, 5.00%, 07/01/41	545	598,437
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	112,562
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	1,775	2,029,748
American Museum of Natural History, 5.00%, 07/01/41	750	853,267
Carnegie Hall, 4.75%, 12/01/39	3,150	3,305,673
Carnegie Hall, 5.00%, 12/01/39	1,850	1,954,118
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,177,364
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,952,560
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	1,000	1,111,440
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	2,009,531
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,100,890
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,148,766
4.00%, 07/01/46	1,865	1,955,770

Security	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	$685	$781,681
5.00%, 07/01/43	2,480	2,819,214
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 07/01/38	1,240	1,403,816
Series A, 4.00%, 07/01/39	350	373,552
Series B, 3.63%, 07/01/36	1,140	1,173,961
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,258,556
5.00%, 12/01/36	1,100	1,217,524
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	715	782,038
5.00%, 07/01/42	445	480,992
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	340,719
5.38%, 09/01/41	125	138,321
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	700	774,802
5.50%, 01/01/21	500	557,160
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	541,390
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	857,640
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,000	1,360,340
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,981,391
Fordham University, Series A, 5.00%, 07/01/28	175	193,918
Fordham University, Series A, 5.50%, 07/01/36	1,375	1,540,220
General Purpose, Series A, 5.00%, 02/15/36	4,500	5,087,115

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
New School (AGM), 5.50%, 07/01/20(b)	$3,265	$3,579,713
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	1,000	1,055,240
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	4,750,585
New York University, Series B, 5.00%, 07/01/19(b)	400	421,320
New York University, Series B, 5.00%, 07/01/42	3,000	3,336,000
New York University, Series C, 5.00%, 07/01/18(b)	2,000	2,043,060
Siena College, 5.13%, 07/01/19(b)	1,345	1,419,298
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	750	810,900
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	1,500	1,617,075
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,638,750
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,120,700
Barnard College, Series A, 5.00%, 07/01/34	900	1,045,620
Barnard College, Series A, 4.00%, 07/01/37	510	534,092
Barnard College, Series A, 5.00%, 07/01/43	1,500	1,709,535
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,078,050
Fordham University, 5.00%, 07/01/44	1,900	2,137,253
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,030	1,151,612
New York University, Series A, 5.00%, 07/01/31	3,000	3,390,150
New York University, Series A, 5.00%, 07/01/37	4,180	4,719,722
Pratt Institute, 5.00%, 07/01/46	800	905,944
Rochester Institute of Technology, 4.00%, 07/01/31	1,300	1,383,785
Rochester Institute of Technology, 5.00%, 07/01/42	750	825,795

Security	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
St. John’s University, Series A, 5.00%, 07/01/37	$2,005	$2,267,615
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	4,755	5,522,742
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	6,435	7,444,716
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,490	1,645,988
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,435	1,664,514
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	440	508,794
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	500	578,665
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	860	990,221
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,181,843

		118,863,474
Health — 9.5%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,934,010
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/34	500	542,215
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	585	611,793
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	509,475
5.00%, 12/01/46	800	893,976
Series A, 5.00%, 12/01/37	1,180	1,284,926

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	$5,925	$6,616,684
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	510,752
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,448,379
State of New York Dormitory Authority, RB:
Health System, Series B (AGM), 5.00%, 08/15/18(b)	3,480	3,570,480
Health System, Series B (AGM), 5.00%, 02/15/33	1,020	1,045,582
Healthcare, Series A, 5.00%, 03/15/19(b)	2,250	2,347,988
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	2,680	2,955,156
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,800	1,996,092
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,825	1,925,010
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,052,240
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	720,784
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 05/01/21(b)	2,000	2,214,120
5.25%, 05/01/21(b)	7,375	8,225,337
5.00%, 05/01/32	2,645	3,038,179

		43,443,178
Housing — 3.8%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	6,505	7,282,998

Security	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., RB, M/F Housing (continued):
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	$1,375	$1,515,924
Series A-1-A, AMT, 5.00%, 11/01/30	750	753,847
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,346,187
Series H-2-A, AMT, 5.20%, 11/01/35	835	840,436
Series H-2-A, AMT, 5.35%, 05/01/41	600	606,660
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	1,075	1,121,107
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,000	2,005,080
State of New York HFA, RB, M/F Housing:
Affordable Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	880,566
St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,000	1,000,640

		17,353,445
State — 17.2%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 01/15/38	1,510	1,514,802
Fiscal 2009, Series S-1 (AGC), 5.50%, 07/15/38	4,000	4,103,320
Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	3,000	3,132,000
Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/39	1,250	1,304,437
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	1,220	1,436,940
Series S-2, 5.00%, 07/15/35	1,220	1,436,940

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
State (continued)
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	$950	$1,083,038
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,932,245
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	1,455	1,680,627
Series A-2, 5.00%, 08/01/39	2,090	2,451,570
Sub Series A-3, 5.00%, 08/01/41	4,505	5,276,076
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,410,380
Sub-Series F-1, 5.00%, 05/01/38	3,455	4,045,494
Sub-Series F-1, 5.00%, 05/01/39	4,300	5,027,173
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,346,772
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	2,500	2,663,800
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,616,280
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	2,070	2,297,762
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 02/15/42	7,500	8,684,025
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,336,060
General Purpose, Series B, 5.00%, 03/15/42	4,600	5,093,488
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	250	264,342
Sales Tax, Series A, 5.00%, 03/15/43	2,815	3,295,352
Series B, 5.00%, 03/15/37	1,500	1,738,305
State Personal Income Tax, Series A, 5.00%, 02/15/43	495	553,410
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18(b)	5,000	5,153,350

Security	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	$2,000	$2,278,740

		78,156,728
Tobacco — 2.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	400	427,668
Series A-2B, 5.00%, 06/01/51	765	785,326
Series B, 5.00%, 06/01/45	1,500	1,574,040
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	1,875	1,882,275
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,680,574
5.25%, 05/15/40	1,500	1,676,910
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	2,510	2,411,357

		10,438,150
Transportation — 39.5%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/47	1,295	1,488,305
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,065,845
Series A, 5.00%, 11/15/21(b)	1,000	1,125,050
Series A, 5.00%, 11/15/30	3,000	3,404,220
Series A-1, 5.25%, 11/15/23(b)	1,620	1,926,812
Series A-1, 5.25%, 11/15/34	1,620	1,899,920
Series B, 5.25%, 11/15/44	1,000	1,149,950
Series C, 6.50%, 11/15/28	1,155	1,212,588
Series D, 5.25%, 11/15/41	2,000	2,228,580
Series E, 5.00%, 11/15/38	8,750	9,941,400
Series E, 5.00%, 11/15/43	1,000	1,126,740
Sub-Series B, 5.00%, 11/15/23(b)	1,000	1,175,390
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Series B-1, 5.00%, 11/15/34	1,780	2,112,807

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	$2,500	$2,695,750
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	2,124,831
Green Bonds, Series C-2, 0.00%, 11/15/39(a)	9,480	4,318,045
Series B, 5.00%, 11/15/37	2,010	2,321,671
Series D, 5.00%, 11/15/30	885	1,002,767
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,989,032
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,845,730
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	7,625	8,333,515
5.25%, 01/01/50	8,570	9,494,189
(AGM), 4.00%, 07/01/41	1,250	1,295,325
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	695	714,432
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,696,675
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,566,600
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	2,055	2,055,000
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,767,269
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,121,160
179th Series, 5.00%, 12/01/38	1,390	1,592,245
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	292,820

Security	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued):
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	$750	$828,240
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	1,400	1,609,776
Consolidated, 200th Series, 5.00%, 04/15/57	1,000	1,148,980
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,743,291
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/46	1,265	1,439,380
5.25%, 01/01/56	3,880	4,498,821
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM), 5.00%, 01/01/37	8,500	8,520,230
Series I, 5.00%, 01/01/37	4,245	4,693,569
Series I, 5.00%, 01/01/42	4,270	4,710,707
Series J, 5.00%, 01/01/41	5,000	5,504,800
Series K, 5.00%, 01/01/29	1,750	2,041,935
Series K, 5.00%, 01/01/31	1,000	1,154,860
Series K, 5.00%, 01/01/32	1,000	1,149,980
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,084,243
5.00%, 11/15/45	820	932,701
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	7,670	4,800,270
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	4,045	4,751,459
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,128,560
General, Series A, 5.00%, 11/15/41	5,000	5,785,650
General, Series A, 5.25%, 11/15/45	1,280	1,475,520
General, Series A, 5.00%, 11/15/50	3,000	3,370,050
General, Series C, 5.00%, 11/15/18(b)	855	885,087
General, Series C, 5.00%, 11/15/38	530	547,888
Sub-Series A, 5.00%, 11/15/29	875	1,003,984

		179,894,644
Utilities — 16.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,929,822

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	$1,500	$1,620,930
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,080,620
Fiscal 2011, Series GG, 5.00%, 06/15/43	2,070	2,267,312
Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,605,478
Series DD, 5.00%, 06/15/32	3,750	3,825,937
City of New York New York Water & Sewer System, RB:
2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	3,785	4,389,654
Sub-Series BB-1, 5.00%, 06/15/46	2,250	2,620,598
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,065	1,198,125
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	2,375	2,637,604
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/41	475	548,340
Electric System, Series B, 5.00%, 09/01/46	2,195	2,515,733
Electric Systems, Series A (AGC), 5.75%, 04/01/39	1,000	1,054,850
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	1,500	1,591,515
State of New York Environmental Facilities Corp., RB:
Green Bond, Series CRB, Green Bond, Series CRB, Green Bond, Series C, 5.00%, 08/15/38	1,000	1,184,720
Green Bond, Series C, 5.00%, 08/15/36	475	564,965
Green Bond, Series C, 5.00%, 08/15/37	585	694,155
Green Bond, Series C, 5.00%, 08/15/41	965	1,138,768
Series B, Revolving Funds, Green Bonds, 5.00%, 09/15/40	3,170	3,642,076

Security	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	$3,200	$3,527,968
Series A, 5.00%, 06/15/40	1,545	1,782,250
Series A, 5.00%, 06/15/45	7,935	9,112,792
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,848,578
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	15,490	17,719,785

		73,102,575

		622,826,574

Guam — 0.3%

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,252,950

Puerto Rico — 0.2%

Housing — 0.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	905	925,344

Total Municipal Bonds — 137.2% (Cost — $591,142,205)		625,004,868

Municipal Bonds Transferred to Tender Option Bond Trusts – 29.7%(c)

New York — 29.7%

County/City/Special District/School District — 6.2%
City of New York New York, GO, Refunding, Series E, 5.00%, 08/01/29	2,000	2,387,040
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(d)	636	667,228
Sub-Series C-3 (AGC), 5.75%, 08/15/28	9,364	9,823,772
Sub-Series I-1, 5.00%, 03/01/36	2,500	2,829,038
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,500	2,906,812

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 09/06/18(d)	$5,999	$6,715,602
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,897,048

		28,226,540
Education — 4.0%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,240,301
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A:
5.25%, 07/01/19	5,000	5,287,025
5.00%, 07/01/35	4,448	4,889,240
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/18	5,498	5,610,715

		18,027,281
State — 9.5%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,822,508
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,678,757
4.00%, 10/15/32	6,000	6,658,860
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19	5,000	5,263,075
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/41	2,500	2,724,413
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 02/15/33	5,458	5,599,510
Series A, 5.00%, 03/15/44	4,858	5,529,651
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	4,500	5,404,522

Security	Par (000)	Value

New York (continued)
State (continued)
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	$1,471	$1,686,597

		43,367,893
Transportation — 5.3%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	8,806,661
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	3,924,580
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	10,000	11,538,200

		24,269,441
Utilities — 4.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18	922	943,010
5.75%, 06/15/40	3,081	3,153,472
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,888,566
Series FF-2, 5.50%, 06/15/40	2,400	2,537,080
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 06/15/46	601	636,221
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	3,003	3,587,133
Series B, 4.00%, 12/15/35	2,600	2,813,031

		21,558,513

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.7% (Cost — $130,802,461)		135,449,668

Total Long-Term Investments — 166.9% (Cost — $721,944,666)		760,454,536

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short Term Securities – 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(e)(f)	4,106,280	$4,107,512

Total Short-Term Securities — 0.9% (Cost — $4,107,512)		4,107,512

Total Investments — 167.8% (Cost — $726,052,178)		764,562,048
Other Assets Less Liabilities — 1.0%		4,399,294
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(70,135,578)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (53.4)%		(243,235,691)

Net Assets Applicable to Common Shares — 100.0%		$455,590,073

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $8,472,762.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,259,019	847,261	4,106,280	$4,107,512	$10,000	$24	$50

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	72	03/29/18	$8,377	$31,812
10-Year U.S. Treasury Note	65	03/20/18	8,063	58,092
Long U.S. Treasury Bond	83	03/20/18	12,593	132,048

Total				$221,952

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$760,454,536	$—	$760,454,536
Short-Term Securities	4,107,512	—	—	4,107,512

Total	$4,107,512	$760,454,536	$—	$764,562,048

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$221,952	$—	$—	$221,952

(a)	See above Schedule of Investments for values in each state or political.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (concluded) November 30, 2017	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(70,007,186)	$—	$(70,007,186)
VMTP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

Total	$—	$(313,607,186)	$—	$(313,607,186)

During the period ended November 30, 2017, there were no transfers between levels.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 22, 2018